Computation of net income (loss) per common share ("EPS"), basic and diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net Income	$ 245,275		$ 151,325		$ 137,401
Preferred stock dividends	(3,723)		(3,723)		(310)
Preferred Stock Conversions Inducements	0	[1]	0	[1]	(191,667)	[1]
Net income (loss) applicable to common stock	241,552		147,602		(54,576)
Weighted Average Number Of Shares Outstanding Basic	102,429,755		102,179,393		88,515,404
Weighted Average Number Diluted Shares Outstanding Adjustment	223,855		110,103		0
Average common shares outstanding - assuming dilution	102,653,610		102,289,496		88,515,404
Earnings Per Share, Basic and Diluted	$ 2.35	[2]	$ 1.44	[2]	$ (0.62)	[2]
Retained Earnings Member
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net Income	245,275		151,325		137,401
Preferred Stock Conversions Inducements					$ (191,667)

[1]	Non-cash beneficial conversion, resulting from the conversion of contingently convertible perpetual non-cumulative preferred stock into shares of the Corporation’s common stock. The beneficial conversion was recorded as a deemed dividend to the preferred stockholders reducing retained earnings, with a corresponding offset to surplus (paid in capital), and thus did not affect total stockholders’ equity or the book value of the common stock.
[2]	All periods presented reflect the 1-for-10 reverse stock split effected on May 29, 2012.